Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (8,915)		$ 36,031		$ (106,415)		$ 39,315		$ 168,556	$ 126,859	$ 22,986
Other comprehensive income (loss):
Shipboard Retirement Plan	117		98		234		196		(1,330)	(2,615)	349
Cash flow hedges:
Net unrealized gain (loss) related to cash flow hedges	(9,064)	[1]	(56,427)	[1]	(28,620)	[1]	(25,750)	[1]	19,907	15,198	4,726
Amount realized and reclassified into earnings	(236)	[2]	(4,509)	[2]	(2,011)	[2]	(16,602)	[2]	(16,402)	(36,686)	(3,065)
Total other comprehensive income (loss)	(9,183)		(60,838)		(30,397)		(42,156)		2,175	(24,103)	2,010
Total comprehensive income	(18,098)		(24,807)		(136,812)		(2,841)		170,731	102,756	24,996
Comprehensive loss attributable to non-controlling interest	(193)				(1,788)
Total comprehensive income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ (17,905)		$ (24,807)		$ (135,024)		$ (2,841)

[1]	Net of a deferred tax benefit of $657 and $797 for the three and six months ended June 30, 2013, respectively.
[2]	Net of a deferred tax expense of $12 and $73 for the three and six months ended June 30, 2013, respectively.